ORGANIZATION AND BASIS OF PRESENTATION. (Details) - Sales [Member]	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Customer A [Member]
Concentration risk percentage	14.00%	16.00%	17.00%
Customer B [Member]
Concentration risk percentage	11.00%	11.00%	12.00%